Business, Merger and Basis of Presentation	9 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
Business, Merger and Basis of Presentation

Business and Merger

Until the sale of Spherix Consulting, Inc. in December 2012, the Company’s principal segments of Spherix Incorporated (the “Company”) have been Biospherics, the biotechnology research and development business, and Spherix Consulting, the technical and regulatory consulting business.  On December 3, 2012, the Company sold all of the stock of Spherix Consulting, Inc.  Accordingly, the operations of Spherix Consulting, Inc. are reported in the accompanying condensed consolidated financial statements as discontinued operations.  We were formed in 1967 as a scientific research company and for much of our history pursued drug development including through Phase III clinical studies which were discontinued in 2012. The Company has shifted its focus during 2013 and is now an intellectual property company that owns patented and unpatented intellectual property.

On December 27, 2012, the Company formed a new wholly-owned subsidiary, Nuta Technology Corp., (“Nuta”), which is incorporated in the state of Virginia. On April 2, 2013, the Company entered into an Agreement and Plan of Merger, as amended (the "Merger Agreement") with its wholly owned subsidiary, Nuta, North South Holdings, Inc., a Delaware corporation ("North South"), the owner or assignee of certain patents, licenses and applications (the “North South Intellectual Property”), and the shareholders of North South (the "North South Shareholders"). On September 10, 2013 the transaction contemplated under the Merger Agreement was completed (the “Merger”). At closing, North South merged with and into Nuta with Nuta as the surviving corporation.  Nuta will continue its operations in the State of Virginia as the record owner of the North South’s intellectual property. Pursuant to the terms and conditions of the Merger, at the closing of the Merger, all of North South’s 5,213 issued and outstanding shares of common stock were converted into an aggregate of 1,203,153 shares of  the Company’s common stock, par value $0.0001 per share (the “Common Stock”), and all of North South’s 491 issued and outstanding shares of Series A Preferred Stock and 107 issued and outstanding shares of Series B Preferred Stock were converted into an aggregate of 1,379,685 shares of the Company's Series D Convertible Preferred Stock, par value $0.0001 per share, which is convertible into shares of the Company’s common stock on a one-for-ten basis (collectively with the 1,203,153 common shares of the Company, the “Merger Consideration”).

The closing of the Merger was subject to customary closing conditions, including the receipt of a fairness opinion that the Merger Consideration is fair to stockholders and the Company from a financial point of view, based on, among other things, the North South Intellectual Property assets, and the approval of the Company’s shareholders holding a majority of the outstanding voting capital stock of the Company as of the record date (July 10, 2013) to issue the Merger Consideration pursuant to NASDAQ listing standards.

On July 24, 2013, the Company purchased a group of patents in the mobile communication sector (the “Purchased Patents”) from Rockstar Consortium US LP, a Delaware limited partnership (“Rockstar”) at a contractual price of $4,000,000.  In consideration for the Purchased Patents, the Company paid an aggregate $3,000,000 in consideration to Rockstar, which consisted of a $2,000,000 cash payment and 176,991 shares of common stock accepted by the seller in settlement of the $1,000,000 remaining balance of the Company’s common stock (176,991 shares at $5.65 per share).  The Shares are subject to a lock-up agreement, subject to certain leak-out provisions, which shall expire on the earlier of (i) six months from the issuance of the shares or (ii) the date that the Company’s Common Stock achieves a trading volume of at least 50,000 shares per day and a closing price of at least $15 per share for a period of five consecutive days.  The Company has filed a registration statement covering the resale of the shares issued to Rockstar with the Securities and Exchange Commission (the “SEC”) on September 5, 2013.  On the anniversary of one year and one day after the Company files its first complaint against a defendant with any one or more of the patents acquired in this transaction, the Company shall deliver $1,000,000 to Rockstar. The initial complaint was filed on August 30, 2013, and at that time the additional $1,000,000 was accrued and included in patent portfolio on the condensed consolidated balance sheet.

Rockstar will also be entitled to receive a percentage of future profits after recovery of patent monetization costs and an initial priority return on investment to the Company.

Basis of Presentation and Principles of Consolidation

 The accompanying condensed consolidated financial statements of the Company are unaudited and do not include all of the information and disclosures generally required for annual financial statements.  In the opinion of management, the statements contain all material adjustments (consisting of normal recurring accruals) necessary to present fairly the Company’s consolidated financial position as of September 30, 2013, the consolidated results of its operations for the three-and nine-month periods ended September 30, 2013 and 2012, and the consolidated results of its cash flows for the nine-month periods ended September 30, 2013 and 2012. This report should be read in conjunction with the Company’s Annual Report on Form 10-K, which does contain the complete information and disclosure, for the year ended December 31, 2012.

The accompanying condensed consolidated financial statements include the accounts of Spherix Incorporated and its wholly-owned subsidiaries, Biospherics Incorporated and Nuta Technology Corp.  Prior to the Merger with Nuta, North South formed two Delaware limited liability corporations on July 26, 2013, Guidance IP, LLC (“Guidance”) and Directional IP, LLC. (“Directional”). All significant intercompany balances and transactions have been eliminated in consolidation.